[ING PILGRIM LETTERHEAD]


November 7, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pilgrim Mutual Funds
    (File Nos. 33-56094 and 811-7428)
    Pilgrim Bank and Thrift Fund, Inc.
    (File Nos. 333-33445 and 811-4504)
    Pilgrim Government Securities Income Fund, Inc.
    (File Nos.  02-91302 and 811-4031)
    Pilgrim Investment Funds, Inc.
    (File Nos. 02-34552 and 811-1939)
    Pilgrim Advisory Funds, Inc.
    (File Nos. 33-91706 and 811-9040)

Dear Sir or Madam:

     On behalf of the above mentioned Registrants, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that each Registrant would have filed pursuant to Rule 497(c) would not have differed from those filed on November 1, 2000 as part of each Registrant's most recent registration statement, and (ii) the text of each Registrant's most recent registration statement was filed electronically on November 1, 2000.

     If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (480) 477-2115.

                                Very truly yours,

                                /s/James M. Hennessy
                                James M. Hennessy
                                Executive Vice President & Secretary